Property, Plant and Equipment, Net - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,895,391	$ 4,957,060
Less than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	279,253	871,520
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	523,116	3,331,037
Over Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 1,093,022	$ 754,503